Convertible Notes Payable (Details Narrative 4) (USD $)	9 Months Ended			0 Months Ended			9 Months Ended	0 Months Ended		0 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Jun. 13, 2012 June 2012 Working Capital Notes (10% promissory note)	Apr. 18, 2012 April 2012 Working Capital Notes (10% senior convertible promissory note)	Mar. 13, 2012 March 2012 Purchase Order Notes (10% senior convertible promissory)	Sep. 30, 2012 March 2012 Purchase Order Notes (10% senior convertible promissory)	Dec. 08, 2011 March 2011 Notes (10% secured convertible promissory notes)	Mar. 29, 2011 March 2011 Notes (10% secured convertible promissory notes)	Jun. 28, 2012 June 2012 Convertible Notes (10% convertible promissory notes)	Feb. 29, 2012 February 2012 Notes (10% secured convertible promissory note)	Sep. 30, 2012 February 2012 Notes (10% secured convertible promissory note)	Feb. 24, 2012 February 2012 Notes (10% secured convertible promissory note)	Mar. 22, 2012 September2011NotesMember
Short-term Debt [Line Items]
Aggregate amount of convertible promissory notes	$ 1,227,743		$ 2,050,000	$ 200,000	$ 250,000	$ 1,000,000			$ 2,250,000	$ 455,274			$ 1,700,000	$ 500,000
Proceeds from convertible promissory notes	6,505,274			200,000	250,000	1,000,000					600,000
Notes payable, Conversion price (in dollars per share)					$ 1.50	$ 1.50				$ 0.20		$ 0.20
Prohibition to conversion of Note Payable					A conversion of the Purchase Order Note, to the extent that as a result of such conversion, the holder would beneficially own more than 4.99% (subject to waiver) in the aggregate of the issued and outstanding shares of the Company’s common stock, calculated immediately after giving effect to the issuance of shares of common stock upon conversion of the Purchase Order Note.

A conversion of the Purchase Order Note, to the extent that as a result of such conversion, the holder would beneficially own more than 4.99% (subject to waiver) in the aggregate of the issued and outstanding shares of the Company’s common stock, calculated immediately after giving effect to the issuance of shares of common stock upon conversion of the Purchase Order Note.

A conversion of the June 2012 Convertible Notes or exercise of the June 2012 Warrants, to the extent that as a result of such conversion or exercise, the holder would beneficially own more than 4.99% (subject to waiver) in the aggregate of the issued and outstanding shares of the Company’s common stock, calculated immediately after giving effect to the issuance of shares of common stock upon conversion of the June 2012 Convertible Note or exercise of the June 2012 warrant, as the case may be.
Notes payable, Payment Terms

The principal amount of the June 2012 Working Capital Notes is payable in cash on the date that is the earlier of receipt by the Company of $500,000 or more from any source (other than sales in the ordinary course of business) or three months from the issuance date.

					(1) the Final Maturity Date, (2) the consummation of a financing by the Company resulting in net proceeds equal to or greater than 1.5 times the remaining outstanding unconverted principal amount and (3) the occurrence of an Event of Default (as defined in the Working Capital Note).	(1) the Final Maturity Date, (2) the consummation of a financing by the Company resulting in net proceeds equal to or greater than 1.5 times the remaining outstanding unconverted principal amount and (3) the occurrence of an Event of Default (as defined in the Purchase Order Note)
Repayments of convertible promissory notes	$ 2,550,000						$ 125,000	$ 200,000